Annual Fund Operating Expenses - Endeavor	Feb. 22, 2021
Class A
Operating Expenses:
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.41%
Total Annual Fund Operating Expenses	1.40%
Class C
Operating Expenses:
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.41%
Total Annual Fund Operating Expenses	2.15%
Class R
Operating Expenses:
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.41%
Total Annual Fund Operating Expenses	1.65%
Class Y
Operating Expenses:
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.41%
Total Annual Fund Operating Expenses	1.15%
Class R5
Operating Expenses:
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.27%
Total Annual Fund Operating Expenses	1.01%
Class R6
Operating Expenses:
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.26%
Total Annual Fund Operating Expenses	1.00%